Fair values of financial instruments carried at fair value	6 Months Ended
Jun. 30, 2019
Fair Value Measurement [Abstract]
Fair values of financial instruments carried at fair value

5	Fair values of financial instruments carried at fair value
The accounting policies, control framework and hierarchy used to determine fair values at 30 June 2019 are consistent with those applied for the Annual Report and Accounts 2018.

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2019
Assets
Trading assets	203,783	61,968	5,673	271,424
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	26,361	8,095	6,587	41,043
Derivatives	1,307	230,384	1,930	233,621
Financial investments	262,977	81,547	2,363	346,887
Liabilities
Trading liabilities	73,475	20,625	49	94,149
Financial liabilities designated at fair value	8,549	151,159	5,396	165,104
Derivatives	1,436	226,434	2,033	229,903

At 31 Dec 2018
Assets
Trading assets	178,100	53,271	6,759	238,130
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	23,125	12,494	5,492	41,111
Derivatives	1,868	203,534	2,423	207,825
Financial investments	263,885	78,882	2,000	344,767
Liabilities
Trading liabilities	66,300	18,073	58	84,431
Financial liabilities designated at fair value	6,815	136,362	5,328	148,505
Derivatives	2,845	201,234	1,756	205,835

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2019
Transfers from Level 1 to Level 2	1,526	663	—	23	117	—	—
Transfers from Level 2 to Level 1	2,696	1,252	347	111	198	—	117

At 31 Dec 2018
Transfers from Level 1 to Level 2	367	435	2	1	79	—	—
Transfers from Level 2 to Level 1	17,861	4,959	85	128	1,821	—	138

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Fair value adjustments
We adopt the use of fair value adjustments when we consider there are additional factors that would be considered by a market participant that are not incorporated within the valuation model. We classify fair value adjustments as either ‘risk-related’ or ‘model-related’. The majority of these adjustments relate to GB&M. Movements in the level of fair value adjustments do not necessarily result in the recognition of profits or losses within the income statement. For example, as models are enhanced, fair value adjustments may no longer be required. Similarly, fair value adjustments will decrease when the related positions are unwound, but this may not result in profit or loss.

Global Banking and Markets fair value adjustments
	At
	30 Jun 2019		31 Dec 2018
	GB&M	Corporate Centre	GB&M	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	1,107	128	1,042	138
– bid-offer	418	71	430	76
– uncertainty	114	2	99	6
– credit valuation adjustment	411	48	442	52
– debit valuation adjustment	(129)	—	(198)	—
– funding fair value adjustment	265	7	256	4
– other	28	—	13	—
Model-related	76	3	79	3
– model limitation	68	3	79	3
– other	8	—	—	—
Inception profit (Day 1 P&L reserves)[1]	99	—	85	—
	1,282	131	1,206	141

1	See Note 7 on the financial statements on page 101.
A description of our risk-related and model-related adjustments is provided on pages 252 and 253 of the Annual Report and Accounts 2018.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	611	10	6,125	—	6,746	7	—	—	7
Asset-backed securities	1,116	1,099	30	—	2,245	—	—	—	—
Loans held for securitisation	—	1	43	—	44	—	—	—	—
Structured notes	—	3	—	—	3	42	5,396	—	5,438
Derivatives with monolines	—	—	—	55	55	—	—	—	—
Other derivatives	—	—	—	1,875	1,875	—	—	2,014	2,014
Other portfolios	636	4,560	389	—	5,585	—	—	19	19
At 30 Jun 2019	2,363	5,673	6,587	1,930	16,553	49	5,396	2,033	7,478
Private equity including strategic investments	427	20	5,106	—	5,553	12	—	—	12
Asset-backed securities	1,030	1,140	32	—	2,202	—	—	—	—
Loans held for securitisation	—	—	49	—	49	—	—	—	—
Structured notes	—	3	—	—	3	46	5,328	—	5,374
Derivatives with monolines	—	—	—	65	65	—	—	—	—
Other derivatives	—	—	—	2,358	2,358	—	—	1,755	1,755
Other portfolios	543	5,596	305	—	6,444	—	—	1	1
At 31 Dec 2018	2,000	6,759	5,492	2,423	16,674	58	5,328	1,756	7,142
The basis for determining the fair value of the financial instruments in the table above is explained on pages 253 and 254 of the Annual Report and Accounts 2018.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019		2,000	6,759	5,492	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		—	(2)	195	(9)	(4)	246	591
– net income from financial instruments held for trading or managed on a fair value basis		—	(2)	—	(9)	(4)	—	591
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	195	—	—	246	—
Total gains/(losses) recognised in other comprehensive income	1	191	(18)	6	(6)	(1)	(6)	(10)
– financial investments: fair value gains/(losses)		193	—	—	—	—	—	—
– exchange differences		(2)	(18)	6	(6)	(1)	(6)	(10)
Purchases		243	1,145	1,145	—	5	118	—
New issuances		—	154	—	—	—	818	—
Sales		(6)	(487)	(87)	—	(9)	(180)	—
Settlements		(240)	(1,691)	(184)	94	—	(396)	(136)
Transfers out		(4)	(409)	(20)	(622)	(9)	(550)	(189)
Transfers in		179	222	40	50	9	18	21
At 30 Jun 2019		2,363	5,673	6,587	1,930	49	5,396	2,033
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2019		—	2	67	257	(23)	(7)	(320)
– net income from financial instruments held for trading or managed on a fair value basis		—	2	—	257	(23)	—	(320)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	67	—	—	(7)	—

At 1 Jan 2018		1,767	5,080	3,958	2,444	93	4,107	1,949
Total gains/(losses) recognised in profit or loss		253	228	245	126	(2)	(460)	(185)
– net income from financial instruments held for trading or managed on a fair value basis		—	228	—	126	(2)	—	(185)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	245	—	—	(460)	—
– gains less losses from financial investments at fair value through other comprehensive income		253	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	64	(201)	(92)	(56)	(2)	(72)	(34)
– financial investments: fair value gains/(losses)		57	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– exchange differences		7	(201)	(98)	(62)	(2)	(72)	(36)
Purchases		242	4,032	1,201	—	2	46	—
New issuances		—	975	—	—	5	1,309	—
Sales		(24)	(1,212)	(98)	—	(4)	—	—
Settlements		(70)	(1,682)	(213)	137	—	(172)	317
Transfers out		(373)	(941)	(31)	(199)	(17)	(479)	(235)
Transfers in		369	268	36	18	—	76	58
At 30 Jun 2018		2,228	6,547	5,006	2,470	75	4,355	1,870
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2018		—	(47)	177	44	(5)	82	(111)
– net income from financial instruments held for trading or managed on a fair value basis		—	(47)	—	44	(5)	—	(111)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	177	—	—	82	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2018		2,228	6,547	5,006	2,470	75	4,355	1,870
Total gains/(losses) recognised in profit or loss		(2)	56	363	471	(2)	(177)	440
– net income from financial instruments held for trading or managed on a fair value basis		—	56	—	471	(2)	—	440
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	363	—	—	(177)	—
– gains less losses from financial investments at fair value through other comprehensive income		(2)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	(47)	(73)	(15)	(57)	(1)	(72)	(48)
– financial investments: fair value gains/(losses)		(42)	—	—	—	—	—	—
– exchange differences		(5)	(73)	(15)	(57)	(1)	(72)	(48)
Purchases		33	345	971	—	1	30	—
New issuances		—	—	—	—	1	1,133	—
Sales		(27)	(377)	(297)	—	(7)	—	—
Settlements		(71)	(339)	(328)	(328)	—	140	(335)
Transfers out		(312)	(461)	(254)	(138)	(7)	(633)	(229)
Transfers in		198	1,061	46	5	—	552	58
At 31 Dec 2018		2,000	6,759	5,492	2,423	58	5,328	1,756
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2018		—	42	22	298	—	192	(240)
– net income from financial instruments held for trading or managed on a fair value basis		—	42	—	298	—	—	(240)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	22	—	—	192	—

1	Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
		Reflected in profit or loss		Reflected in other comprehensive income
		Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	Footnotes	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities	1	298	(303)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value		461	(355)	—	—
Financial investments		43	(46)	26	(26)
At 30 Jun 2019		802	(704)	26	(26)

Derivatives, trading assets and trading liabilities	1	320	(270)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value		344	(279)	—	—
Financial investments		48	(51)	15	(10)
At 30 Jun 2018		712	(600)	15	(10)

Derivatives, trading assets and trading liabilities	1	269	(257)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss		394	(310)	—	—
Financial investments		34	(36)	23	(22)
At 31 Dec 2018		697	(603)	23	(22)

1	‘Derivatives, trading assets and trading liabilities’ is presented as one category to reflect the manner in which these financial instruments are risk-managed.

Sensitivity of fair values to reasonably possible alternative assumptions by Level 3 instrument type
	Reflected in profit or loss		Reflected in other comprehensive income
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Private equity including strategic investments	482	(376)	—	—
Asset-backed securities	56	(29)	26	(26)
Loans held for securitisation	1	(1)	—	—
Structured notes	7	(7)	—	—
Derivatives with monolines	1	(1)	—	—
Other derivatives	161	(175)	—	—
Other portfolios	94	(115)	—	—
At 30 Jun 2019	802	(704)	26	(26)

Private equity including strategic investments	357	(288)	—	—
Asset-backed securities	71	(40)	15	(10)
Loans held for securitisation	1	(1)	—	—
Structured notes	15	(12)	—	—
Derivatives with monolines	—	—	—	—
Other derivatives	200	(166)	—	—
Other portfolios	68	(93)	—	—
At 30 Jun 2018	712	(600)	15	(10)

Private equity including strategic investments	400	(317)	—	—
Asset-backed securities	62	(34)	23	(22)
Loans held for securitisation	1	(1)	—	—
Structured notes	13	(13)	—	—
Derivatives with monolines	—	—	—	—
Other derivatives	157	(153)	—	—
Other portfolios	64	(85)	—	—
At 31 Dec 2018	697	(603)	23	(22)

The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval.
Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the table above reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments, and provides the range of those inputs at 30 June 2019. The core range of inputs is the estimated range within which 90% of the inputs fall.
There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages 256 and 257 of the Annual Report and Accounts 2018.

Quantitative information about significant unobservable inputs in Level 3 valuations
		Fair value		Valuation technique	Key unobservable inputs
		Assets	Liabilities			Full range of inputs		Core range of inputs[1]
	Footnotes	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments		6,746	7	See footnote 2	See footnote 2
Asset-backed securities		2,245	—
– CLO/CDO	3	401	—	Market proxy	Prepayment rate	0%	9%	0%	9%
			—	Market proxy	Bid quotes	0	101	—	101
– other ABSs		1,844	—	Market proxy	Bid quotes	0	103	71	99
Loans held for securitisation		44	—
Structured notes		3	5,438
– equity-linked notes		—	3,922	Model – option model	Equity volatility	7%	65%	10%	53%
				Model – option model	Equity correlation	6%	93%	6%	82%
– fund-linked notes		—	17	Model – option model	Fund volatility	5%	21%	5%	21%
– FX-linked notes		—	1,397	Model – option model	FX volatility	1%	31%	3%	27%
– other		3	102
Derivatives with monolines		55	—	Model – discounted cash flow	Credit spread	1%	1.4%	1%	1.4%
Other derivatives		1,875	2,014
– interest rate derivatives:
securitisation swaps		217	709	Model – discounted cash flow	Prepayment rate	6%	7%	6%	7%
long-dated swaptions		732	40	Model – option model	IR volatility	9%	36%	14%	33%
other		258	163
– FX derivatives
FX options		150	234	Model – option model	FX volatility	1%	31%	4%	14%
other		114	89
– equity derivatives
long-dated single stock options		249	347	Model – option model	Equity volatility	0%	97%	4%	97%
other		83	374
– credit derivatives
other		72	58
Other portfolios		5,585	19
– structured certificates		1,515	—	Model – discounted cash flow	Credit volatility	2%	4%	2%	4%
– repurchase agreements		2,086	—
– other	4	1,984	19
At 30 Jun 2019		16,553	7,478

Quantitative information about significant unobservable inputs in Level 3 valuations (continued)
		Fair value		Valuation technique
		Assets	Liabilities		Key unobservable inputs	Full range of inputs		Core range of inputs[1]
	Footnotes	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments		5,553	12	See footnote 2	See footnote 2	n/a	n/a	n/a	n/a
Asset-backed securities		2,202	—
– CLO/CDO	3	394	—	Market proxy	Prepayment rate	0%	10%	0%	10%
				Market proxy	Bid quotes	0	100	50	100
– other ABSs		1,808	—	Market proxy	Bid quotes	0	271	71	99
Loans held for securitisation		49	—
Structured notes		3	5,374
– equity-linked notes		—	3,882	Model – option model	Equity volatility	8%	79%	13%	53%
				Model – option model	Equity correlation	17%	93%	40%	77%
– fund-linked notes		—	83	Model – option model	Fund volatility	21%	21%	21%	21%
– FX-linked notes		—	1,382	Model – option model	FX volatility	1%	27%	3%	25%
– other		3	27
Derivatives with monolines		65	—	Model – discounted cash flow	Credit spread	0.2%	1%	0.2%	1%
Other derivatives		2,358	1,755
– interest rate derivatives
securitisation swaps		233	700	Model – discounted cash flow	Prepayment rate	6%	7%	6%	7%
long-dated swaptions		1,019	27	Model – option model	IR volatility	13%	39%	14%	36%
other		250	148
– FX derivatives
FX options		186	244	Model – option model	FX volatility	1%	27%	7%	12%
other		113	77
– equity derivatives
long-dated single stock options		215	267	Model – option model	Equity volatility	5%	83%	5%	81%
other		310	216
– Credit derivatives
Other		32	76
Other portfolios		6,444	1
– structured certificates		3,013	—	Model – discounted cash flow	Credit volatility	2%	4%	2%	4%
– other	4	3,431	1
At 31 Dec 2018		16,674	7,142

1	The core range of inputs is the estimated range within which 90% of the inputs fall.

2	See notes on page 256 of the Annual Report and Accounts 2018.

3	Collateralised loan obligation/collateralised debt obligation.

4	’Other’ includes a range of smaller asset holdings.

6	Fair values of financial instruments not carried at fair value
The bases for measuring the fair values of loans and advances to banks and customers, financial investments, deposits by banks, customer accounts, debt securities in issue, subordinated liabilities and non-trading repurchase and reverse repurchase agreements are explained on pages 258 and 259 of the Annual Report and Accounts 2018.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2019		At 31 Dec 2018
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	82,397	82,485	72,167	72,169
Loans and advances to customers	1,021,632	1,023,961	981,696	985,077
Reverse repurchase agreements – non-trading	233,079	233,137	242,804	242,857
Financial investments – at amortised cost	81,214	83,924	62,666	62,079
Liabilities
Deposits by banks	71,051	71,034	56,331	56,308
Customer accounts	1,380,124	1,380,598	1,362,643	1,362,945
Repurchase agreements – non-trading	184,497	184,495	165,884	165,884
Debt securities in issue	103,663	104,238	85,342	85,430
Subordinated liabilities	22,894	26,888	22,437	25,341

Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value.